Financial Instruments (Allowance for Doubtful Accounts for Expected Credit Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Balance, beginning of period	$ 74	$ 63
Additions (doubtful accounts expense)	25	60
Net usage	(21)	(49)
Balance, end of period	$ 78	$ 74